Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 276,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	24,012.00
Total Offset Amount	24,012.00
Net Fee	$ 0.00